Subsequent Events - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	Mar. 18, 2021 USD ($)	Mar. 15, 2021 USD ($)	Feb. 22, 2021 CAD ($)	Feb. 16, 2021 USD ($) shares	Jan. 15, 2021 USD ($)	Jan. 14, 2021 USD ($) $ / shares	Feb. 22, 2021 $ / shares	Feb. 16, 2021 $ / shares	Jan. 15, 2021 $ / shares	Dec. 31, 2019 USD ($)
Statements [Line Items]
Cash transferred										$ 18,774
Equity interests of acquirer										$ 48,881
Non Adjustmenting Events [Member]
Statements [Line Items]
Shares issued price per share | $ / shares									$ 16.00
Stock issued during period value new issues					$ 9,900
Proceeds from issuance initial public offering					$ 125,000
Non Adjustmenting Events [Member] | Bluma Wellness Inc [Member]
Statements [Line Items]
Stock purchased during period value						$ 213,000
Shares issued price per share | $ / shares						$ 1.12
Stockholders equity note stock split conversion ratio						0.0859
Non Adjustmenting Events [Member] | One Plant Florida [Member]
Statements [Line Items]
Stock purchased during period value		$ 7,500
Non Adjustmenting Events [Member] | Verdant Creations LLC [Member]
Statements [Line Items]
Shares issued price per share | $ / shares								$ 20
Stock issued during period value new issues				$ 2,000
Consideration paid (received)				$ 11,500
Stock issued during period shares new issues | shares				127,065
Non Adjustmenting Events [Member] | Spyder Cannabis Inc [Member]
Statements [Line Items]
Par value per share | $ / shares							$ 0.000001
Debt Instrument held for sale			$ 11.6
Cash transferred			$ 1.0
Non Adjustmenting Events [Member] | Cultivate Licensing LLC And BL Real Estate LLC [Member]
Statements [Line Items]
Cash transferred	$ 15,000
Business combination consideration transferred	158,000
Equity interests of acquirer	75,000
Business combination, remaining consideration transferred	$ 68,000
Percentage of earn out payments	12.50%